Income taxes - Shareholders' equity tax accounts (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Balances of shareholders' equity tax accounts
Total shareholders' equity tax accounts	$ 10,934,182	$ 9,612,997	$ 8,573,410
Contributed capital account
Balances of shareholders' equity tax accounts
Total shareholders' equity tax accounts	6,050,158	5,834,852	5,599,129
Net consolidated tax profit account
Balances of shareholders' equity tax accounts
Total shareholders' equity tax accounts	$ 4,884,024	$ 3,778,145	$ 2,974,281